Report of Independent Registered Public Accounting Firm
To the Board of Trustees of ProFunds and Shareholders
of each of the fifty-one funds listed below
In planning and performing our audits of the financial
statements of each of the funds listed below
(fifty-one of the funds constituting ProFunds,
hereafter collectively referred to as the "Funds")
as of and for the year ended December 31, 2021,
in accordance with the standards of the Public Company
Accounting Oversight Board (United States) (PCAOB),
we considered the Funds' internal control over
financial reporting, including controls over safeguarding
securities, as a basis for designing our auditing
procedures for the purpose of expressing our opinion
on the financial statements and to comply with the
requirements of Form N-CEN, but not for the purpose
of expressing an opinion on the effectiveness of
the Funds' internal control over financial reporting.
Accordingly, we do not express an opinion on the
effectiveness of the Funds' internal
control over financial reporting.
ProFund Access VP High Yield
ProFund VP International
ProFund VP Short International
ProFund VP Asia 30
ProFund VP Internet
ProFund VP Short Mid-Cap
ProFund VP Banks
ProFund VP Japan
ProFund VP Short Nasdaq-100
ProFund VP Basic Materials
ProFund VP Large-Cap Growth
ProFund VP Short Small-Cap
ProFund VP Bear
ProFund VP Large-Cap Value
ProFund VP Small-Cap
ProFund VP Biotechnology
ProFund VP Mid-Cap
ProFund VP Small-Cap Growth
ProFund VP Bull
ProFund VP Mid-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Consumer Goods
ProFund VP Mid-Cap Value
ProFund VP Technology
ProFund VP Consumer Services
ProFund VP Nasdaq-100
ProFund VP Telecommunications
ProFund VP Dow 30
ProFund VP Oil & Gas
ProFund VP U.S. Government Plus
ProFund VP Emerging Markets
ProFund VP Pharmaceuticals
ProFund VP UltraBull
ProFund VP Europe 30
ProFund VP Precious Metals
ProFund VP UltraMid-Cap
ProFund VP Falling U.S. Dollar
ProFund VP Real Estate
ProFund VP UltraNasdaq-100
ProFund VP Financials
ProFund VP Rising Rates Opportunity
ProFund VP UltraShort Dow 30
ProFund VP Government Money Market
ProFund VP Semiconductor
ProFund VP UltraShort Nasdaq-100
ProFund VP Health Care
ProFund VP Short Dow 30
ProFund VP UltraSmall-Cap
ProFund VP Industrials
ProFund VP Short Emerging Markets
ProFund VP Utilities
The management of the Funds is responsible for
establishing and maintaining effective internal
control over financial reporting. In fulfilling
this responsibility, estimates and judgments by
management are required to assess the expected
benefits and related costs of controls. A
company's internal control over financial
reporting is a process designed to provide
reasonable assurance regarding the reliability
of financial reporting and the preparation of
financial statements for external purposes in
accordance with generally accepted accounting principles.
A company's internal control over financial reporting
includes those policies and procedures that (1) pertain
to the maintenance of records that, in reasonable
detail, accurately and fairly reflect the transactions
and dispositions of the assets of the company; (2)
provide reasonable assurance that transactions are
recorded as necessary to permit preparation of
financial statements in accordance with generally
accepted accounting principles, and that receipts
and expenditures of the company are being made only
in accordance with authorizations of management and
directors of the company; and (3) provide reasonable
assurance regarding prevention or timely detection
of unauthorized acquisition, use or disposition of
a company's assets that could have a material
effect on the financial statements.
Because of its inherent limitations, internal
control over financial reporting may not prevent
or detect misstatements. Also, projections of
any evaluation of effectiveness to future periods
are subject to the risk that controls may become
inadequate because of changes in conditions,
or that the degree of compliance with the policies
or procedures may deteriorate.
A deficiency in internal control over financial
reporting exists when the design or operation of
a control does not allow management or employees,
in the normal course of performing their assigned
functions, to prevent or detect misstatements on
a timely basis. A material weakness is a
deficiency, or a combination of deficiencies,
in internal control over financial reporting,
such that there is a reasonable possibility that
a material misstatement of the company's annual
or interim financial statements will not be
prevented or detected on a timely basis.
Our consideration of the Funds' internal control
over financial reporting was for the limited purpose
described in the first paragraph and would not
necessarily disclose all deficiencies in internal
control over financial reporting that might be material
weaknesses under standards established by the PCAOB.
However, we noted no deficiencies in the Funds' internal
control over financial reporting and its operation,
including controls over safeguarding securities, that
we consider to be material weaknesses as defined
above as of December 31, 2021.
This report is intended solely for the information and
use of the Board of Trustees of ProFunds and the
Securities and Exchange Commission and is not
intended to be and should not be used by anyone
other than these specified parties.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 23, 2022